Columbia Select Global Equity Fund
Third Quarter Report
July 31, 2024 (Unaudited)

Not FDIC or NCUA Insured	No Financial Institution Guarantee	May Lose Value

Portfolio of Investments
Columbia Select Global Equity Fund, July 31, 2024 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in securities

Common Stocks 99.2%
Issuer	Shares	Value ($)
Brazil 0.7%
MercadoLibre, Inc.(a)	3,148	5,253,697
Canada 2.1%
Waste Connections, Inc.	85,349	15,172,492
Denmark 1.3%
Novo Nordisk A/S	70,338	9,319,285
France 5.7%
L’Oreal SA	13,896	6,009,295
LVMH Moet Hennessy Louis Vuitton SE	15,574	10,985,314
Publicis Groupe SA	69,261	7,230,605
Schneider Electric SE	70,954	17,102,416
Total		41,327,630
Germany 1.1%
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen, Registered Shares	16,233	7,995,156
India 1.1%
HDFC Bank Ltd.	414,509	8,010,079
Indonesia 1.0%
PT Bank Central Asia Tbk	11,301,600	7,141,694
Ireland 1.4%
Smurfit WestRock PLC	222,126	9,960,130
Japan 2.7%
Keyence Corp.	46,000	20,113,978
Spain 1.0%
Industria de Diseno Textil SA	152,881	7,428,316
Switzerland 1.0%
UBS AG	255,319	7,736,337
Taiwan 3.4%
Taiwan Semiconductor Manufacturing Co., Ltd.	844,000	24,620,590
United Kingdom 5.8%
3i Group PLC	185,178	7,449,846
Ashtead Group PLC	33,952	2,450,229
Compass Group PLC	455,027	14,012,564
ConvaTec Group PLC	1,672,896	5,040,402
Common Stocks (continued)
Issuer	Shares	Value ($)
RELX PLC	275,842	13,019,056
Total		41,972,097
United States 70.9%
Alphabet, Inc., Class A	153,826	26,387,312
Amazon.com, Inc.(a)	180,526	33,754,752
Apple, Inc.	37,988	8,436,375
Applied Materials, Inc.	30,456	6,462,763
Boston Scientific Corp.(a)	145,166	10,724,864
Coca-Cola Co. (The)	117,264	7,826,199
DexCom, Inc.(a)	65,798	4,462,420
Elevance Health, Inc.	36,460	19,397,814
Eli Lilly & Co.	19,175	15,421,877
Hilton Worldwide Holdings, Inc.	36,838	7,908,014
Howmet Aerospace, Inc.	188,131	18,004,137
Insulet Corp.(a)	59,118	11,489,583
Intuit, Inc.	28,750	18,611,313
Intuitive Surgical, Inc.(a)	25,725	11,437,592
Lam Research Corp.	24,766	22,815,430
Linde PLC	62,372	28,285,702
Marsh & McLennan Companies, Inc.	52,126	11,601,684
MasterCard, Inc., Class A	76,951	35,682,948
Microsoft Corp.	145,246	60,763,664
NVIDIA Corp.	364,530	42,657,301
Procter & Gamble Co. (The)	44,695	7,185,168
S&P Global, Inc.	16,828	8,157,036
Synopsys, Inc.(a)	34,155	19,069,420
Thermo Fisher Scientific, Inc.	35,328	21,668,076
Trane Technologies PLC	31,422	10,503,746
Uber Technologies, Inc.(a)	115,275	7,431,779
Union Pacific Corp.	32,965	8,133,454
Visa, Inc., Class A	84,190	22,366,757
Zoetis, Inc.	42,514	7,654,221
Total		514,301,401
Total Common Stocks (Cost $414,406,551)		720,352,882

Columbia Select Global Equity Fund  | 2024

Portfolio of Investments  (continued)
Columbia Select Global Equity Fund, July 31, 2024 (Unaudited)
Money Market Funds 0.7%
	Shares	Value ($)
Columbia Short-Term Cash Fund, 5.551%(b),(c)	4,858,306	4,857,335
Total Money Market Funds (Cost $4,856,747)		4,857,335
Total Investments in Securities (Cost $419,263,298)		725,210,217
Other Assets & Liabilities, Net		463,527
Net Assets		$725,673,744
Notes to Portfolio of Investments
(a)	Non-income producing investment.
(b)	The rate shown is the seven-day current annualized yield at July 31, 2024.
(c)
As defined in the Investment Company Act of 1940, as amended, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. The value of the holdings and transactions in these affiliated companies during the period ended July 31, 2024 are as follows:

Affiliated issuers	Beginning of period($)	Purchases($)	Sales($)	Net change in unrealized appreciation (depreciation)($)	End of period($)	Realized gain (loss)($)	Dividends($)	End of period shares
Columbia Short-Term Cash Fund, 5.551%
	7,510,362	110,455,015	(113,108,199)	157	4,857,335	270	367,019	4,858,306
Investments are valued using policies described in the Notes to Financial Statements in the most recent shareholder report.
Columbia Select Global Equity Fund  | 2024

You may at any time request, free of charge, to receive a paper copy of this report by calling 800.345.6611.
3QT155_10_P01_(09/24)